Employee Benefit Plans (Summary Of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Employee Benefit Plans [Abstract]
2013	$ 836
2014	839
2015	845
2016	853
2017	860
2018 through 2022	$ 4,411